BUSINESS SEGMENT INFORMATION - Identifiable Assets, Capital Expenditures for PPE, and Depreciation of PPE by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 41,251	$ 38,381	$ 38,432
Goodwill	15,769	14,713	14,977
Other intangible assets	5,054	4,658	5,091
Total expenditures for property, plant and equipment	919	808	757
Total depreciation of property, plant and equipment	477	446	429
Operating segments
Segment Reporting Information [Line Items]
Total assets	15,526	13,178	12,121
Total expenditures for property, plant and equipment	868	766	721
Total depreciation of property, plant and equipment	441	409	386
Corporate
Segment Reporting Information [Line Items]
Total assets	4,902	5,833	6,243
Total expenditures for property, plant and equipment	52	42	36
Total depreciation of property, plant and equipment	36	37	43
Electrical Americas
Segment Reporting Information [Line Items]
Goodwill	8,010	7,396	7,415
Electrical Americas | Operating segments
Segment Reporting Information [Line Items]
Total assets	6,283	4,933	4,163
Total expenditures for property, plant and equipment	413	362	309
Total depreciation of property, plant and equipment	133	118	108
Electrical Global
Segment Reporting Information [Line Items]
Goodwill	4,156	3,842	4,038
Electrical Global | Operating segments
Segment Reporting Information [Line Items]
Total assets	3,852	3,233	2,868
Total expenditures for property, plant and equipment	249	163	142
Total depreciation of property, plant and equipment	108	102	96
Aerospace
Segment Reporting Information [Line Items]
Goodwill	2,977	2,856	2,901
Aerospace | Operating segments
Segment Reporting Information [Line Items]
Total assets	2,684	2,392	2,276
Total expenditures for property, plant and equipment	103	83	97
Total depreciation of property, plant and equipment	77	70	69
Mobility
Segment Reporting Information [Line Items]
Goodwill	626	619	623
Mobility | Operating segments
Segment Reporting Information [Line Items]
Total assets	2,708	2,620	2,814
Total expenditures for property, plant and equipment	103	158	172
Total depreciation of property, plant and equipment	$ 123	$ 120	$ 113